Lease Liabilities under IFRS 16 (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease Liabilities [Line Items]
Current liabilities - Borrowings	$ 19	$ 21	$ 19	$ 14
Non-current liabilities - Borrowings	$ 125	124	128	127
Total lease liabilities		$ 145	$ 147	$ 141	$ 135